Subsequent events (Details) $ / shares in Units, $ in Thousands, € in Millions			1 Months Ended
	May 06, 2020 $ / shares	Apr. 03, 2020 USD ($)	Apr. 30, 2020 USD ($) MW	Apr. 08, 2020 USD ($)	Apr. 03, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Private Placement [Abstract]
Investment under the equity method						$ 127,619	$ 139,925
Subsequent Events [Member]
Dividends Approved [Abstract]
Dividend declaration date	May 06, 2020
Dividend approved (in dollars per share) | $ / shares	$ 0.41
Dividend approved expected date to be paid	Jun. 15, 2020
Subsequent Events [Member] | 2020 Green Private Placement [Member]
Private Placement [Abstract]
Principal amount		$ 320,000			€ 290
Maturity date		June 30, 2026
Adjustment to interest rate		1.96%			1.96%
Subsequent Events [Member] | Green Project Finance [Member]
Private Placement [Abstract]
Investment under the equity method				$ 143,000
Subsequent Events [Member] | Atacama Desert [Member]
Investment in Atacama Desert [Abstract]
Ownership percentage acquired			35.00%
Installed capacity | MW			58
Initial expected contribution			$ 5,000